Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Liquidity

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations.

Historically, the Company finances its operations through internally generated cash, short-term loans and payable from related parties and equity financing. As of June 30, 2025, the Company’s working capital was approximately $5.31 million. The Company will not require any fund over the next twelve months upon issuance of this unaudited interim condensed consolidated financial statements to operate at its current level, either from operating activities or funding.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from PRC banks and other financial institutions;

●	financial support from the Company’s related parties and shareholders; and

●	Issuance of convertible debt.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and debt obligations as they become due over the next twelve (12) months.

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The results of operations are not necessarily indicative of results to be expected for any other interim period or for the full year. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended December 31, 2024.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements mainly include, but are not limited to, allowance for credit losses, impairment of goodwill, valuation of assets and liabilities acquired in business combinations, standalone selling price of each distinct performance obligation in revenue recognition, and valuation allowance for deferred tax assets.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. On an ongoing basis, management evaluates its estimates based on information that is currently available. Changes in circumstances, facts and experience may cause the Company to revise its estimates. Changes in estimates are recorded in the period in which they become known. Actual results could materially differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $88,382 and $(63,634) as of June 30, 2025 and December 31, 2024, respectively. The balance sheet amounts, with the exception of equity at June 30, 2025 and December 31, 2024 were translated at 7.1636 RMB and 7.2993 RMB to $1, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statements of operations and comprehensive loss for the six months ended June 30, 2025 and 2024 were 7.2526 RMB and 7.2150 RMB to $1, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash

Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three (3) months.

Accounts receivable, and allowance for credit losses

Accounts receivable are stated at the historical carrying amount net of allowance for credit losses.

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2023 using a modified retrospective approach. The Company also adopted this guidance to notes receivables, other receivables and due from related parties. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Notes receivables and allowance for credit losses

Notes receivables primarily include bank acceptance notes and commercial acceptance notes received from customers. The notes are primarily six months from the date of issuance. Notes receivables are reviewed periodically to determine whether its carrying value has become impaired. The Company uses credit loss method to estimate the allowance for the questionable balances. The carrying value of notes receivable is reduced by an allowance of credit losses.

Other receivables and allowance for credit losses

Other receivables primarily include the receivables from sales of our short-term investments to the third party, and others. Other receivables are reviewed periodically to determine whether its carrying value has become impaired. The Company uses credit loss method to estimate the allowance for the questionable balances.

Short-term investments

Short-term investments primarily include bank wealth management financial products, which carry a floating interest rate and typically have original maturities of one month. Interest earned is recognized as interest income in the statements of income and comprehensive income.

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets: 5 years for transportation equipment. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition.

Lease

The Company applies ASC Topic 842, Leases, and determines if an arrangement is a lease at contract inception. Operating leases are primarily presented as right-of-use (“ROU”) assets, lease liabilities - current and lease liabilities - noncurrent on its consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and comprehensive loss and cash flow.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. In accordance with ASC Topic 350, recorded goodwill amounts are not amortized but rather assessed for impairment annually or more frequently if events or changes in circumstances indicate that an impairment may exist, applying a fair-value-based test.

When performing the annual impairment test, the Company has the option of performing a qualitative or quantitative assessment to determine if an impairment has occurred. If a qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Company would be required to perform a quantitative impairment analysis for goodwill. The quantitative analysis requires a comparison of fair value of the reporting unit to the carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The fair value is generally determined using the income approach.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial assets and liabilities of the Company primarily consist of cash, other receivables, accounts receivable, notes receivable, due from related parties, short-term investments, accounts payable, other payables. As of June 30, 2025 and December 31, 2024, the carrying values of these financial assets and liabilities approximate their fair values due to the short-term nature.

Non-controlling Interests

The Company’s non-controlling interests represent the minority shareholders’ ownership interests related to the Company’s subsidiaries, including 3% for Pure Tech for the six months ended June 30, 2025. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the consolidated statements of operations and comprehensive loss as allocations of the total income or loss for the year between non-controlling interests holders and the shareholders of the Company.

Non-controlling interests consist of the following:

	June 30,	December 31,
Non-controlling	2025	2024
	(Unaudited)
Pure Tech	$2,023,316	$2,033,128
Total	$2,023,316	$2,033,128

Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

The Company’s contracts with customers generally do not include a general right of return relative to the delivered products or services.

The Company applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

Revenues are generated from (1) business integration solution services, and (2) digital advertising and marketing campaign service.

(1) Revenue from business integration solution services

The Company generates revenue from development and sale of software license for customized software developed per customers’ specifications. Contract terms from each software development contract generally do not contain significant financing components or variable consideration.

Customized software is software developed catering to the needs of specific customers who require initial customization or development of new solutions before subscription to our cloud-based services. For example, the Company has entered into a two-stage agreement to provide services to a municipal government agency to first develop an information technology system and customize and configure its cloud call center into the IT system, and then provide cloud-based services and charge subscription fees. Because the customized software the Company developed are to solve certain business pain points in a certain scenario within or across industries, once developed, it plans to further apply them in serving other customers that share similar needs and business models. The Company aims to replicate its initial customization and development and achieve economies of scale after it delivers its products to more customers within the same industry. Contract terms are generally less than one year. The design, development, and installation of the customized software is considered as one performance obligation as these promises are not separately identifiable as the customers do not obtain benefits from these services on its own. The Company’s software development service contracts are generally recognized at a point in time when customer accepted the customized software with satisfactory testing result.

The Company generally provides limited warranties for work performed under its business integration solution contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warrants are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. As of June 30, 2025 and December 31, 2024, no accrued warranty liabilities were deemed necessary.

(2) Revenue from digital advertising and marketing campaign services

The Company generates its digital advertising and marketing campaign services revenue from developing and executing advertising plan depending on the customers’ needs. The provision of the digital advertising and marketing campaign services revenue is considered as one performance obligation as the service provided is distinct within the context of the contract whereas the customer can obtain benefit, therefore, the service revenue is recognized based on the service performed over the contractual period.

Contract performance periods generally range from one month to one year. Contracts generally do not contain significant financing components or variable consideration.

Contract liabilities

The Company records receivables related to revenue when it has an unconditional right to invoice and receive payment. Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods or services to the customer or other conditions under the terms of a sales contract. These considerations are recognized as revenue as the performance obligation is satisfied. As of June 30, 2025 and December 31, 2024, the balance of contract liabilities were $6,502 and $37,316, respectively.

The movement of contract liabilities were as follows:

	June 30,	December 31,
	2025	2024
	(Unaudited)
Beginning balance	$37,316	$—
Increase in contract liabilities as a result of acquisition in November, 2024	—	109,908
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	6,502	—
Decrease in contract liabilities as a result of recognizing revenue	(38,023)	(72,297)
Foreign exchange adjustment	707	(295)
Ending balance	$6,502	$37,316

The Company’s disaggregated revenue streams are summarized and disclosed in Note 15.

Cost of revenues

Cost of business integration solution services revenues consists primarily of personnel costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support.

Cost of digital advertising and marketing campaign services revenues consists primarily of direct costs from the media.

Value added taxes

Revenue represents the invoiced value of service, net of value added tax (“VAT”). The VAT is based on gross sales price and VAT rates range up to 6%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company presents deferred tax assets and liabilities as noncurrent in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2025 and 2024 are subject to examination by any applicable tax authorities.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of equity but are excluded from net income. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Loss per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to INFOBIRD CO., LTD divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended 2025 and 2024, there were no dilutive shares.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s statements of financial condition and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not required to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are PRC government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans occurred, which were $116,886 and $19,950 for the six months ended June 30, 2025 and 2024, respectively.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. This pronouncement amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Company beginning December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flow.